Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Profits tax rates (in Dollars)	$ 2
Tax percentage	(0.80%)	3.70%	12.50%
Enterprise income tax rate	25.00%
Additional deduction	100.00%	100.00%	75.00%
Two-Tiered Profits Tax [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars)	$ 2
Tax percentage	16.50%
Special administrative regions of China [Member]
Income Taxes [Line Items]
Tax percentage	8.25%
Special administrative regions of China [Member] | Two-Tiered Profits Tax [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars)	$ 2
Tax percentage	16.50%
High and New Technology Enterprises [Member]
Income Taxes [Line Items]
Tax percentage	15.00%
Preferential rate	15.00%
Shenzhen Sowell [Member]
Income Taxes [Line Items]
Tax percentage	15.00%